FINANCING AND FINANCIAL INSTRUMENTS - Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in liabilities arising from financing activities [abstract]
Proceeds from long-term debt	$ 2,227	$ 134	$ 3,893
Payments of long-term debt	(61)	(16)	0
Proceeds from short-term debt	257	218	434
Payments of short-term debt	(1,192)	(1,670)	(1,044)
Payments of principal portion of lease liabilities (note 7)	(224)	(253)
Long-term debt, net of current portion
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	8,369	9,067
Proceeds from long-term debt	2,227	134
Payments of long-term debt	(61)	(16)
Amortized cost	6	8
Current portion of long-term debt	(1,732)	(1,332)
Payments of principal portion of lease liabilities (note 7)	(10)	(8)
Additions to lease liabilities (notes 5.2 and 7)	186	250
Unrealized foreign exchange effects and other movements	(170)	266
Liabilities arising from financing activities, ending balance	8,815	8,369	9,067
Short-term debt and current portion of long term debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	2,312	2,583
Amortized cost	2	(3)
Proceeds from short-term debt	257	218
Payments of short-term debt	(1,192)	(1,670)
Current portion of long-term debt	1,732	1,332
Payments of principal portion of lease liabilities (note 7)	(214)	(245)
Additions to lease liabilities (notes 5.2 and 7)	23	38
Unrealized foreign exchange effects and other movements	(172)	59
Liabilities arising from financing activities, ending balance	$ 2,748	$ 2,312	$ 2,583